Supplement dated February 24, 2010 to your Prospectus dated May 1, 2009

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN:

333-72042	HV-5244 - PremierSolutions (Standard - Series II)
HV-5795 - PremierSolutions (Standard - Series A)
HV-6779 - PremierSolutions (Standard - Series A-II)
HV-7969 - PremierSolutions (State of Iowa Retirement Investors Club 403(b))

333-151805	HV-6776 - Premier Innovations(SM)
HV-6778 - Premier Innovations(SM) (Series II)

HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT ELEVEN:

333-72042	HV-5244 - PremierSolutions (Standard - Series II)
HV-5795 - PremierSolutions (Standard - Series A)
HV-6779 - PremierSolutions (Standard - Series A-II)
HV-7969 - PremierSolutions (State of Iowa Retirement Investors Club 403(b))

333-151805	HV-6776 - Premier Innovations(SM)
HV-6778 - Premier Innovations(SM) (Series II)

Supplement dated February 24, 2010 to your Prospectus dated May 1, 2009

SHARE CLASS CHANGE

Effective March 1, 2010, American Century Vistasm Fund- Advisor share class will convert to American Century Vistasm Fund - Class A share class.  Advisor Class investors currently in the converting funds will be grandfathered, and will not be subject to a sales charge on future purchases.  New investors will be subject to Class A sales charges, unless one of the prospectus sales charge waivers is met.

As a result of the change, all references to the old American Century Vistasm Fund - Advisor share class in your prospectus are deleted and replaced with the new American Century Vistasm Fund - Class A share class.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.